Weiss Alternative Multi-Strategy Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2021

	Shares		Value
LONG CLOSED-END FUNDS - 0.02%
Sprott Physical Uranium Trust (a)(b)	3,968		$36,735
Total Long Closed-End Funds
(Cost $32,060)			36,735

LONG COMMON STOCKS - 36.68%
Aerospace & Defense - 0.21%
AAR Corporation (a)	860		30,754
Aerojet Rocketdyne Holdings, Inc.	1,465		69,119
Bombardier, Inc., Class B (a)(b)	91,920		109,779
Howmet Aerospace, Inc.	1,365		44,799
Lockheed Martin Corporation	138		51,291
Northrop Grumman Corporation	203		73,693
Teledyne Technologies, Inc. (a)	177		80,140
TransDigm Group, Inc. (a)	22		14,104
			473,679
Air Freight & Logistics - 0.26%
C.H. Robinson Worldwide, Inc.	1,980		176,557
FedEx Corporation	332		92,943
Forward Air Corporation	1,251		110,638
Hub Group, Inc., Class A (a)	303		20,083
United Parcel Service, Inc., Class B	918		175,669
			575,890
Airlines - 0.23%
Air France - KLM (a)(b)	8,799		40,836
Alaska Air Group, Inc. (a)	2,822		163,761
Allegiant Travel Company (a)	78		14,829
Copa Holdings S.A., Class A (a)(b)	925		65,592
Delta Air Lines, Inc. (a)	349		13,925
Deutsche Lufthansa AG - Reg (a)(b)	5,814		65,666
Hawaiian Holdings, Inc. (a)	197		3,887
JetBlue Airways Corporation (a)	1,970		29,136
SkyWest, Inc. (a)	1,182		47,859
Southwest Airlines Company (a)	1,451		73,304
United Airlines Holdings, Inc. (a)	97		4,532
			523,327
Auto Components - 0.00%
Magna International, Inc. (b)	155		12,994

Automobiles - 0.16%
Daimler AG - Reg (b)	588		52,473
Ford Motor Company (a)	2,457		34,275
General Motors Company (a)(h)	3,405		193,540
Tesla, Inc. (a)	105		72,156
			352,444
Banks - 2.61%
BancorpSouth Bank	4,772		123,118
Bank OZK	2,226		90,620
BankUnited, Inc.	3,458		136,868
Banner Corporation	1,787		94,782
CIT Group, Inc.	112		5,403
Citizens Financial Group, Inc.	3,687		155,444
Commerzbank AG (a)(b)	14,425		92,896
Danske Bank A/S (b)	7,044		123,453
East West Bancorp, Inc.	2,324		165,353
Erste Group Bank AG (b)	5,500		213,129
First BanCorp	8,895		107,896
Huntington Bancshares, Inc.	22,037		310,281
Intesa Sanpaolo S.p.A. (b)	96,314		266,073
KBC Group N.V. (b)	2,881		231,987
M&T Bank Corporation	2,699		361,261
PacWest Bancorp	1,751		69,725
Pinnacle Financial Partners, Inc.	1,594		142,838
The PNC Financial Services Group, Inc.	1,385		252,638
Popular, Inc.	1,082		78,726
Royal Bank of Canada (b)	2,168		219,268
Signature Bank	1,399		317,531
Sumitomo Mitsui Financial Group, Inc. (b)	1,751		59,025
SVB Financial Group (a)	522		287,079
Swedbank AB, Class A (b)	14,081		274,208
Triumph Bancorp, Inc. (a)	635		48,679
U.S. Bancorp	5,129		284,865
Umpqua Holdings Corporation	2,924		55,176
UniCredit S.p.A. (b)	4,192		50,265
Webster Financial Corporation	5,396		259,548
Wells Fargo & Company	11,682		536,671
Western Alliance Bancorp	1,742		161,692
Wintrust Financial Corporation	3,982		284,315
			5,860,813
Beverages - 0.41%
Coca-Cola Europacific Partners plc (b)	4,602		285,600
Constellation Brands, Inc., Class A	915		205,271
Keurig Dr. Pepper, Inc.	1,171		41,231
PepsiCo, Inc.	1,241		194,775
Vintage Wine Estates, Inc. (a)(b)	19,819		199,577
			926,454
Biotechnology - 0.74%
AbbVie, Inc.	1,034		120,254
ACADIA Pharmaceuticals, Inc. (a)	1,301		28,141
Acceleron Pharma, Inc. (a)	734		91,794
Albireo Pharma, Inc. (a)	195		5,579
Aldeyra Therapeutics, Inc. (a)	2,792		24,849
Applied Genetic Technologies Corporation (a)	201		724
Argenx S.E. - ADR (a)	241		73,368
Arrowhead Pharmaceuticals, Inc. (a)	176		12,195
Ascendis Pharma A/S - ADR (a)	390		46,094
Aurinia Pharmaceuticals, Inc. (a)(b)	603		8,177
Autolus Therapeutics plc - ADR (a)(b)	279		1,484
AVEO Pharmaceuticals, Inc. (a)	481		2,487
BELLUS Health, Inc. (a)(b)	636		1,844
Biogen, Inc. (a)	20		6,535
Biohaven Pharmaceutical Holding Company Ltd. (a)	1,576		198,592
BioMarin Pharmaceutical, Inc. (a)	368		28,237
Bioxcel Therapeutics, Inc. (a)	550		14,074
ChemoCentryx, Inc. (a)	20		296
Deciphera Pharmaceuticals, Inc. (a)	202		6,159
Dynavax Technologies Corporation (a)	489		4,567
Eiger BioPharmaceuticals, Inc. (a)	4,002		31,856
Elevation Oncology, Inc. (a)	363		2,977
Epizyme, Inc. (a)	505		3,348
Exact Sciences Corporation (a)	305		32,891
Exelixis, Inc. (a)	1,646		27,735
Fate Therapeutics, Inc. (a)	213		17,636
FibroGen, Inc. (a)	57		741
Global Blood Therapeutics, Inc. (a)	490		13,392
Heron Therapeutics, Inc. (a)	392		4,845
Horizon Therapeutics plc (a)	795		79,516
Incyte Corporation (a)	494		38,211
Insmed, Inc. (a)	523		12,866
Ionis Pharmaceuticals, Inc. (a)	98		3,640
Iovance Biotherapeutics, Inc. (a)	1,272		28,327
Karyopharm Therapeutics, Inc. (a)	643		5,356
Legend Biotech Corporation - ADR (a)	117		5,034
Merus N.V. (a)(b)	396		6,811
Mirati Therapeutics, Inc. (a)	215		34,413
Molecular Templates, Inc. (a)	1,096		7,672
Natera, Inc. (a)	296		33,898
Neurocrine Biosciences, Inc. (a)	1,114		103,836
Regeneron Pharmaceuticals, Inc. (a)	98		56,312
Rigel Pharmaceuticals, Inc. (a)	7,692		30,768
Rocket Pharmaceuticals, Inc. (a)	470		16,835
Sage Therapeutics, Inc. (a)	126		5,510
Seagen, Inc. (a)	582		89,273
Turning Point Therapeutics, Inc. (a)	196		12,509
Twist Bioscience Corporation (a)	20		2,461
United Therapeutics Corporation (a)	408		74,227
Vertex Pharmaceuticals, Inc. (a)	1,006		202,789
Zymeworks, Inc. (a)(b)	330		10,590
			1,671,725
Building Products - 0.14%
The AZEK Company, Inc. (a)	762		27,714
Builders FirstSource, Inc. (a)	279		12,415
Carrier Global Corporation	591		32,653
Fortune Brands Home & Security, Inc.	394		38,403
Johnson Controls International plc	1,455		103,916
Lennox International, Inc.	160		52,709
Trane Technologies plc (b)	215		43,776
			311,586
Capital Markets - 0.30%
Allfunds Group plc (a)(b)	8,402		148,053
BlackRock, Inc.	115		99,725
Blucora, Inc. (a)	5,785		97,535
Coinbase Global, Inc., Class A (a)	78		18,453
flatexDEGIRO AG (a)(b)	736		88,939
The Goldman Sachs Group, Inc.	474		177,693
UBS Group AG (b)	3,454		56,907
			687,305
Chemicals - 0.27%
Atotech Ltd. (a)(b)	988		23,860
CF Industries Holdings, Inc.	512		24,192
Covestro AG (b)	179		11,531
Huntsman Corporation	1,773		46,825
International Flavors & Fragrances, Inc.	394		59,352
Linde plc (b)	223		68,548
LyondellBasell Industries N.V., Class A	41		4,073
The Sherwin-Williams Company	219		63,736
Shin-Etsu Chemical Company Ltd. (b)	1,613		263,128
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	780		37,050
			602,295
Commercial Services & Supplies - 0.14%
ACV Auctions, Inc., Class A (a)	716		16,583
Covanta Holding Corporation	3,795		76,279
Herman Miller, Inc.	1,964		84,747
Republic Services, Inc.	618		73,146
Waste Management, Inc.	406		60,194
			310,949
Communications Equipment - 0.76%
Applied Optoelectronics, Inc. (a)	4,438		34,306
Arista Networks, Inc. (a)(h)	591		224,810
Calix, Inc. (a)	2,359		110,354
Ciena Corporation (a)	5,083		295,526
Cisco Systems, Inc.	1,472		81,505
CommScope Holding Company, Inc. (a)	29,003		613,703
F5 Networks, Inc. (a)	246		50,801
Juniper Networks, Inc.	2,469		69,478
Nokia OYJ - ADR (a)(b)	16,176		98,350
Telefonaktiebolaget LM Ericsson - ADR (b)	11,072		127,660
			1,706,493
Construction & Engineering - 0.28%
API Group Corporation (a)	985		22,576
Quanta Services, Inc.	1,227		111,534
WillScot Mobile Mini Holdings Corporation (a)	17,264		495,650
			629,760
Construction Materials - 0.01%
Eagle Materials, Inc.	176		24,872

Consumer Finance - 0.36%
Ally Financial, Inc.	1,480		76,013
American Express Company	1,170		199,520
Capital One Financial Corporation	452		73,088
Curo Group Holdings Corporation	602		9,494
Encore Capital Group, Inc. (a)	1,754		83,034
Santander Consumer USA Holdings, Inc.	3,356		137,697
SoFi Technologies, Inc. (a)	294		4,539
Synchrony Financial	4,655		218,878
			802,263
Containers & Packaging - 0.04%
Avery Dennison Corporation	177		37,290
Berry Global Group, Inc. (a)	874		56,190
			93,480
Distributors - 0.08%
Core-Mark Holding Company, Inc.	2,392		102,952
LKQ Corporation (a)	1,543		78,307
Pool Corporation	8		3,822
			185,081
Diversified Consumer Services - 0.02%
Duolingo, Inc. (a)	147		20,617
WW International, Inc. (a)	1,075		33,045
			53,662
Diversified Financial Services - 0.07%
Element Fleet Management Corporation (b)	14,055		160,873

Diversified Telecommunication Services - 0.03%
ORBCOMM, Inc. (a)	2,196		24,793
Verizon Communications, Inc.	659		36,759
			61,552
Electric Utilities - 0.48%
NextEra Energy, Inc.	805		62,710
PNM Resources, Inc.	21,137		1,021,551
			1,084,261
Electrical Equipment - 0.41%
AMETEK, Inc.	998		138,772
Eaton Corporation plc	556		87,876
Emerson Electric Company	709		71,531
Regal Beloit Corporation	786		115,723
Sensata Technologies Holding plc (a)	886		51,937
Vertiv Holdings Company	16,223		454,893
			920,732
Electronic Equipment, Instruments & Components - 0.27%
908 Devices, Inc. (a)	345		10,781
Amphenol Corporation, Class A	824		59,732
Coherent, Inc. (a)	1,426		350,711
Corning, Inc.	2,513		105,194
II-VI, Inc. (a)	805		56,197
Vontier Corporation	509		16,466
			599,081
Energy Equipment & Services - 0.08%
Baker Hughes, Inc.	4,176		88,698
Halliburton Company	3,880		80,239
U.S. Silica Holdings, Inc. (a)	303		3,060
			171,997
Entertainment - 0.44%
Cinemark Holdings, Inc. (a)	296		4,597
Netflix, Inc. (a)	187		96,785
Roblox Corporation, Class A (a)(h)	527		40,568
Roku, Inc. (a)	157		67,245
Sciplay Corporation, Class A (a)(h)	18,615		299,515
Take-Two Interactive Software, Inc. (a)	179		31,042
Ubisoft Entertainment S.A. (a)(b)	489		31,000
The Walt Disney Company (a)(h)	1,141		200,839
World Wrestling Entertainment, Inc., Class A	1,170		57,775
Zynga, Inc., Class A (a)	15,909		160,681
			990,047
Food & Staples Retailing - 0.37%
Casey's General Stores, Inc.	897		177,346
Performance Food Group Company (a)	6,321		289,628
Walgreens Boots Alliance, Inc.	195		9,194
Walmart, Inc.	2,523		359,654
			835,822
Food Products - 1.32%
Bunge Ltd. (h)	1,578		122,500
Conagra Brands, Inc.	4,737		158,642
General Mills, Inc.	1,004		59,095
The Hershey Company	918		164,212
Hostess Brands, Inc. (a)	17,987		289,411
Lamb Weston Holdings, Inc.	1,416		94,546
Lancaster Colony Corporation	321		63,516
Mondelez International, Inc., Class A	9,298		588,192
Nomad Foods Ltd. (a)(b)	2,927		76,453
Pilgrim's Pride Corporation (a)	1,683		37,279
Sanderson Farms, Inc. (h)	5,336		996,978
The Simply Good Foods Company (a)	8,814		330,349
			2,981,173
Health Care Equipment & Supplies - 0.39%
Abbott Laboratories	196		23,712
ABIOMED, Inc. (a)	216		70,662
Boston Scientific Corporation (a)	2,316		105,610
Cardiovascular Systems, Inc. (a)	197		7,937
CVRx, Inc. (a)	776		15,318
Danaher Corporation	181		53,846
DexCom, Inc. (a)	236		121,660
Eargo, Inc. (a)	747		26,892
Edwards Lifesciences Corporation (a)	1,624		182,327
Envista Holdings Corporation (a)(h)	1,050		45,234
Haemonetics Corporation (a)	310		18,845
Inari Medical, Inc. (a)	230		20,652
Intersect ENT, Inc. (a)	683		15,948
NeuroPace, Inc. (a)	59		1,257
Outset Medical, Inc. (a)	294		12,042
Penumbra, Inc. (a)	155		41,266
Pulmonx Corporation (a)	1,015		40,255
Quidel Corporation (a)	20		2,829
Silk Road Medical, Inc. (a)	196		9,835
STAAR Surgical Company (a)	79		10,106
Tactile Systems Technology, Inc. (a)	78		3,821
Tandem Diabetes Care, Inc. (a)	197		21,408
Teleflex, Inc.	39		15,500
Treace Medical Concepts, Inc. (a)	117		3,540
ViewRay, Inc. (a)	49		325
Zimmer Biomet Holdings, Inc.	20		3,268
			874,095
Health Care Providers & Services - 0.08%
Amedisys, Inc. (a)	54		14,073
Centene Corporation (a)	200		13,722
Guardant Health, Inc. (a)	20		2,196
Humana, Inc.	224		95,393
Oak Street Health, Inc. (a)	291		18,345
Option Care Health, Inc. (a)	1,091		22,605
The Pennant Group, Inc. (a)	137		4,688
			171,022
Health Care Technology - 0.44%
Change Healthcare, Inc. (a)	26,524		575,836
Convey Holding Parent, Inc. (a)	2,106		18,912
Doximity, Inc., Class A (a)	484		29,960
Inspire Medical Systems, Inc. (a)	116		21,246
Sema4 Holdings Corporation (a)	30,850		347,988
			993,942
Hotels, Restaurants & Leisure - 0.96%
Airbnb, Inc., Class A (a)	1,066		153,515
Aramark	7,398		259,892
Bloomin' Brands, Inc. (a)	1,970		49,506
Booking Holdings, Inc. (a)	94		204,756
Brinker International, Inc. (a)	1,182		64,230
Cedar Fair LP (a)	2,358		99,036
Darden Restaurants, Inc.	309		45,077
DraftKings, Inc., Class A (a)	297		14,405
Expedia Group, Inc. (a)	1,075		172,935
F45 Training Holdings, Inc. (a)	3,179		46,858
Hilton Grand Vacations, Inc. (a)	1,284		52,220
Hilton Worldwide Holdings, Inc. (a)	781		102,662
Las Vegas Sands Corporation (a)(h)	1,758		74,451
Marriott International, Inc., Class A (a)	932		136,053
Marriott Vacations Worldwide Corporation (a)	982		144,717
McDonald's Corporation	563		136,646
Norwegian Cruise Line Holdings Ltd. (a)	1,152		27,683
Penn National Gaming, Inc. (a)	273		18,668
Restaurant Brands International, Inc. (b)	584		39,823
Royal Caribbean Cruises Ltd. (a)	609		46,814
Scientific Games Corporation (a)	762		47,023
Shake Shack, Inc., Class A (a)	985		99,032
Texas Roadhouse, Inc.	375		34,564
Travel + Leisure Company	479		24,812
Wingstop, Inc.	138		23,641
Wyndham Hotels & Resorts, Inc.	484		34,877
Yum China Holdings, Inc. (b)	117		7,276
			2,161,172
Household Durables - 0.22%
D.R. Horton, Inc.	213		20,327
Lennar Corporation, Class A	1,018		107,043
Mohawk Industries, Inc. (a)	98		19,100
Newell Brands, Inc.	11,272		278,982
TopBuild Corporation (a)	34		6,891
TRI Pointe Homes, Inc. (a)	1,694		40,859
Vizio Holding Corporation, Class A (a)	708		15,597
			488,799
Household Products - 0.43%
Energizer Holdings, Inc.	3,663		156,960
The Procter & Gamble Company	4,197		596,939
Spectrum Brands Holdings, Inc.	2,450		214,007
			967,906
Industrial Conglomerates - 0.30%
Carlisle Companies, Inc.	495		100,109
Hitachi Ltd. (b)	7,999		460,096
Raven Industries, Inc. (a)	516		30,057
Roper Technologies, Inc.	43		21,128
Siemens AG, Reg (b)	485		75,676
			687,066
Insurance - 0.67%
Aegon N.V. (b)	21,815		92,880
Allianz S.E., Reg (b)	629		156,347
International General Insurance Holdings Ltd. (b)	29,450		267,406
Syncora Holdings Ltd. (a)	2,808		632
Willis Towers Watson plc (b)	4,791		987,329
			1,504,594
Interactive Media & Services - 0.66%
Alphabet, Inc., Class A (a)	289		778,719
Facebook, Inc., Class A (a)	1,080		384,804
Match Group, Inc. (a)	637		101,455
Pinterest, Inc., Class A (a)	664		39,110
QuinStreet, Inc. (a)	3,510		64,373
Twitter, Inc. (a)	68		4,743
Vimeo, Inc. (a)	682		30,554
ZoomInfo Technologies, Inc., Class A (a)	1,685		90,569
			1,494,327
Internet & Direct Marketing Retail - 0.16%
Alibaba Group Holding Ltd. - ADR (a)(b)(h)	86		16,787
Amazon.com, Inc. (a)	80		266,207
DoorDash, Inc., Class A (a)(h)	325		56,644
Xometry, Inc., Class A (a)	294		23,276
			362,914
IT Services - 1.17%
Accenture plc, Class A (b)	292		92,763
Affirm Holdings, Inc. (a)	565		31,821
Akamai Technologies, Inc. (a)	445		53,364
BigCommerce Holdings, Inc. (a)	424		27,458
Concentrix Corporation (a)	1,163		190,418
Conduent, Inc. (a)	4,928		33,067
DXC Technology Company (a)	5,193		207,616
Fastly, Inc., Class A (a)	194		9,326
Fidelity National Information Services, Inc.	197		29,363
Fiserv, Inc. (a)	1,408		162,075
Global Payments, Inc.	843		163,045
International Business Machines Corporation	314		44,261
LiveRamp Holdings, Inc. (a)	4,856		194,289
Mastercard, Inc., Class A	54		20,841
MongoDB, Inc. (a)	127		45,583
Nexi S.p.A. (a)(b)	18,952		406,053
Nuvei Corporation (a)(b)	1,426		117,146
Okta, Inc. (a)	363		89,948
PayPal Holdings, Inc. (a)	490		135,010
Sabre Corporation (a)	1,970		23,226
Shift4 Payments, Inc., Class A (a)	780		69,568
Shopify, Inc., Class A (a)(b)	76		113,995
Snowflake, Inc., Class A (a)	120		31,886
Square, Inc., Class A (a)	389		96,184
Sykes Enterprises, Inc. (a)	390		20,927
Twilio, Inc., Class A (a)(h)	492		183,806
Visa, Inc., Class A	119		29,320
			2,622,359
Leisure Products - 0.00%
Hayward Holdings, Inc. (a)	288		6,938
Old PSG Wind-Down Ltd. (a)(b)(g)	2,127		202
			7,140
Life Sciences Tools & Services - 0.24%
Adaptive Biotechnologies Corporation (a)	8		293
Berkeley Lights, Inc. (a)	427		19,463
Fluidigm Corporation (a)	173		1,282
ICON plc (a)(b)	121		29,436
NanoString Technologies, Inc. (a)	301		18,644
Pacific Biosciences of California, Inc. (a)	489		15,721
PPD, Inc. (a)	7,165		330,450
Repligen Corporation (a)	333		81,818
Thermo Fisher Scientific, Inc.	80		43,201
			540,308
Machinery - 0.89%
Allison Transmission Holdings, Inc.	123		4,909
Cummins, Inc.	267		61,971
Deere & Company	88		31,820
Dover Corporation	1,401		234,135
Evoqua Water Technologies Corporation (a)	1,685		55,622
Fortive Corporation	2,961		215,146
Illinois Tool Works, Inc.	136		30,827
Ingersoll Rand, Inc. (a)	2,467		120,562
ITT, Inc.	201		19,680
Lydall, Inc. (a)	291		17,809
Meritor, Inc. (a)	197		4,793
Otis Worldwide Corporation	452		40,477
PACCAR, Inc.	689		57,180
Parker-Hannifin Corporation	638		199,075
Rexnord Corporation	388		21,856
SPX FLOW, Inc.	8,182		672,152
Terex Corporation	275		13,178
Welbilt, Inc. (a)	8,337		195,836
			1,997,028
Marine - 0.04%
Kirby Corporation (a)	1,456		84,317

Media - 0.57%
comScore, Inc. (a)	132,368		530,796
Criteo S.A. - ADR (a)(b)	7,088		274,944
Discovery, Inc., Class A (a)	986		28,604
Gray Television, Inc.	1,571		34,829
iHeartMedia, Inc., Class A (a)	4,594		118,755
Nexstar Media Group, Inc., Class A	417		61,328
Shaw Communications, Inc., Class B (b)	963		28,100
Sinclair Broadcast Group, Inc., Class A	1,652		46,735
TEGNA, Inc.	2,611		46,267
ViacomCBS, Inc., Class B	2,729		111,698
			1,282,056
Metals & Mining - 0.56%
Alcoa Corporation (a)	301		12,085
Allegheny Technologies, Inc. (a)	653		13,406
ArcelorMittal S.A. (b)	7,765		273,639
Century Aluminum Company (a)	2,659		38,715
ERO Copper Corporation (a)(b)	4,137		83,264
Freeport-McMoRan, Inc.	11,618		442,646
Hudbay Minerals, Inc. (a)(b)	11,700		83,558
Lynas Rare Earths Ltd. (a)(b)	8,176		44,191
Norsk Hydro ASA (b)	7,720		51,361
Stelco Holdings, Inc. (b)	6,436		212,539
			1,255,404
Multiline Retail - 0.08%
Dollar Tree, Inc. (a)	591		58,976
Ollie's Bargain Outlet Holdings, Inc. (a)	240		22,344
Target Corporation	357		93,195
			174,515
Oil, Gas & Consumable Fuels - 2.21%
Antero Resources Corporation (a)	13,190		179,384
Arch Resources, Inc. (a)	2,266		148,922
Cabot Oil & Gas Corporation	11,748		187,968
Cimarex Energy Company	19,970		1,302,044
ConocoPhillips	4,281		239,993
Continental Resources, Inc.	7,096		242,328
Devon Energy Corporation	9,445		244,059
EOG Resources, Inc.	2,591		188,780
Exxon Mobil Corporation	355		20,437
Inter Pipeline Ltd. (b)	42,618		682,517
Marathon Oil Corporation	17,866		207,067
Marathon Petroleum Corporation	6,859		378,754
Matador Resources Company	8,082		249,734
Northern Oil and Gas, Inc.	9,522		164,445
Ovintiv, Inc.	9,711		249,184
PDC Energy, Inc.	5,395		213,372
Range Resources Corporation (a)	4,605		70,134
			4,969,122
Paper & Forest Products - 0.06%
Domtar Corporation (a)	1,840		101,035
Louisiana-Pacific Corporation	394		21,843
West Fraiser Timber Company Ltd. (b)	251		17,989
			140,867
Personal Products - 0.13%
BellRing Brands, Inc. (a)	2,682		88,694
Coty, Inc., Class A (a)	9,508		83,005
e.l.f. Beauty, Inc. (a)	3,944		108,894
The Honest Company, Inc. (a)	295		4,239
			284,832
Pharmaceuticals - 0.82%
Aerie Pharmaceuticals, Inc. (a)	105		1,657
AstraZeneca plc - ADR (b)	18,539		1,061,147
Axsome Therapeutics, Inc. (a)	332		16,132
Bristol Myers-Squibb Company	1,996		135,469
Catalent, Inc. (a)	252		30,192
Cresco Labs, Inc. (a)	2,931		31,212
Curaleaf Holdings, Inc. (a)(b)	1,907		22,882
Eli Lilly & Company	388		94,478
Green Thumb Industries, Inc. (a)	4,305		126,309
Green Thumb Industries, Inc. CA (a)	9,680		287,622
Harmony Biosciences Holdings, Inc. (a)	60		1,570
Intra-Cellular Therapies, Inc. (a)	401		13,766
TherapeuticsMD, Inc. (a)	3,538		3,538
Reata Pharmaceuticals, Inc., Class A (a)	48		6,015
Relmada Therapeutics, Inc. (a)	98		2,548
Zogenix, Inc. (a)	540		8,753
			1,843,290
Professional Services - 0.17%
IHS Markit Ltd. (b)	3,247		379,379

Real Estate Investment Trusts (REITs) - 7.12%
Acadia Realty Trust	30,931		661,923
AFC Gamma, Inc.	15,419		328,116
Alexandria Real Estate Equities, Inc.	3,736		752,206
American Campus Communities, Inc.	8,025		403,738
Americold Realty Trust	17,509		680,225
AvalonBay Communities, Inc.	866		197,301
Brixmor Property Group, Inc.	9,781		225,159
CareTrust REIT, Inc.	13,162		317,467
Equity LifeStyle Properties, Inc.	3,044		255,087
Equity Residential	10,217		859,556
Essex Property Trust, Inc.	1,110		364,191
Federal Realty Investment Trust	4,472		525,594
First Industrial Realty Trust, Inc.	6,934		379,845
Gaming and Leisure Properties, Inc.	7,251		343,262
Healthcare Trust of America, Inc., Class A	2,199		62,869
Invitation Homes, Inc.	14,228		578,795
Kilroy Realty Corporation	5,761		399,065
Medical Properties Trust, Inc.	18,112		380,895
Mid-America Apartment Communities, Inc.	3,265		630,472
National Storage Affiliates Trust	11,098		601,179
NETSTREIT Corporation	30,088		780,784
New Senior Investment Group, Inc.	31,079		286,548
Paramount Group, Inc.	28,947		282,523
Park Hotels & Resorts, Inc. (a)	555		10,268
Phillips Edison & Company, Inc. (a)	929		26,012
Piedmont Office Realty Trust, Inc., Class A	44,650		849,243
Plymouth Industrial REIT, Inc.	12,760		294,501
QTS Realty Trust, Inc., Class A	4,641		360,652
Realty Income Corporation	4,953		348,146
RPT Realty	22,912		291,899
Ryman Hospitality Properties, Inc. (a)	591		45,330
Sabra Health Care REIT, Inc.	9,438		175,452
Simon Property Group, Inc.	619		78,316
Spirit Realty Capital, Inc.	3,932		197,465
Sun Communities, Inc.	917		179,833
Terreno Realty Corporation	9,654		659,947
Ventas, Inc.	10,373		620,098
VEREIT, Inc.	13,533		662,711
Vornado Realty Trust	2,144		93,264
Weingarten Realty Investors	5,910		190,243
WP Carey, Inc.	7,802		629,543
			16,009,723
Road & Rail - 0.99%
ArcBest Corporation	392		23,171
Canadian National Railway Company (b)	181		19,662
Canadian Pacific Railway Ltd. (b)	2,052		152,505
CSX Corporation	780		25,210
Heartland Express, Inc.	1,170		19,925
J.B. Hunt Transport Services, Inc.	406		68,391
Kansas City Southern	2,459		658,520
Knight-Swift Transportation Holdings, Inc.	3,867		192,151
Landstar System, Inc.	355		55,735
Lyft, Inc., Class A (a)	431		23,843
Norfolk Southern Corporation	1,004		258,861
Old Dominion Freight Line, Inc.	229		61,635
Saia, Inc. (a)	446		100,796
Schneider National, Inc., Class B	1,591		35,702
Uber Technologies, Inc. (a)	5,255		228,382
Union Pacific Corporation	558		122,068
Werner Enterprises, Inc.	197		9,005
Yellow Corporation (a)	33,315		173,238
			2,228,800
Semiconductors & Semiconductor Equipment - 2.10%
Advanced Micro Devices, Inc. (a)	3,539		375,806
Ambarella, Inc. (a)	1,383		136,212
Analog Devices, Inc.	1,319		220,827
Applied Materials, Inc.	920		128,736
ASML Holding N.V., Reg	355		272,193
Broadcom, Inc.	147		71,354
Ichor Holdings Ltd. (a)(b)	788		40,637
Kulicke & Soffa Industries, Inc. (b)	493		26,799
Lam Research Corporation	147		93,699
Magnachip Semiconductor Corporation (a)(b)	7,598		157,886
Marvell Technology, Inc.	6,250		378,187
Maxim Integrated Products, Inc.	5,161		515,636
Microchip Technology, Inc.	300		42,936
Micron Technology, Inc. (a)	1,113		86,347
NVIDIA Corporation	109		21,254
NXP Semiconductors N.V. (b)	860		177,495
ON Semiconductor Corporation (a)	892		34,842
QUALCOMM, Inc. (h)	2,909		435,768
Skyworks Solutions, Inc.	98		18,082
Synaptics, Inc. (a)	1,092		165,897
Teradyne, Inc.	102		12,954
Ultra Clean Holdings, Inc. (a)	1,478		79,827
Xilinx, Inc.	8,197		1,228,238
			4,721,612
Software - 3.55%
Adobe, Inc. (a)	250		155,408
Anaplan, Inc. (a)	166		9,495
Appian Corporation (a)	325		37,840
Asana, Inc., Class A (a)	246		17,481
Aspen Technology, Inc. (a)	166		24,279
Atlassian Corporation plc, Class A (a)(b)	315		102,413
Avalara, Inc. (a)	186		31,094
Avaya Holdings Corporation (a)	1,507		36,500
BlackBerry Ltd. (a)(b)	684		6,949
Cadence Design Systems, Inc. (a)	491		72,496
Clear Secure, Inc., Class A (a)	98		4,844
Cloudera, Inc. (a)	6,850		108,710
Cognyte Software Ltd. (a)(b)	5,920		153,742
CommVault Systems, Inc. (a)	2,758		208,477
Cornerstone OnDemand, Inc. (a)	508		24,354
Crowdstrike Holdings, Inc., Class A (a)(h)	1,051		266,544
CyberArk Software Ltd. (a)(b)	2,351		333,913
Datadog, Inc., Class A (a)	232		25,682
The Descartes Systems Group, Inc. (a)(b)	198		14,387
DocuSign, Inc. (a)	244		72,722
Domo, Inc., Class B (a)	3,510		310,038
Dynatrace, Inc. (a)	1,274		81,370
Elastic N.V. (a)	291		43,085
FireEye, Inc. (a)	5,684		114,817
Five9, Inc. (a)	1,676		337,362
Fortinet, Inc. (a)	739		201,185
HubSpot, Inc. (a)	322		191,918
ironSource Ltd., Class A (a)(b)	14,660		125,050
Lightspeed POS, Inc. (a)(b)	1,220		104,347
Manhattan Associates, Inc. (a)	2,910		464,523
Medallia, Inc. (a)	1,944		65,843
Membership Collective Group, Inc., Class A (a)(b)	718		8,731
Microsoft Corporation	2,450		698,030
Mimecast Ltd. (a)	1,750		97,213
Monday.com Ltd. (a)(b)	68		15,048
Nice Ltd. - ADR (a)(b)	166		46,256
Nuance Communications, Inc. (a)	10,477		575,187
Oracle Corporation (h)	980		85,397
Palo Alto Networks, Inc. (a)	946		377,501
Paycom Software, Inc. (a)	19		7,600
Proofpoint, Inc. (a)	2,636		460,404
RingCentral, Inc., Class A (a)	106		28,331
Riskfield Ltd. (a)	394		10,803
SailPoint Technologies Holdings, Inc. (a)	362		18,096
salesforce.com, Inc. (a)	2,627		635,550
SentinelOne, Inc., Class A (a)	387		19,083
ServiceNow, Inc. (a)	236		138,742
Smartsheet, Inc., Class A (a)	987		71,607
Splunk, Inc. (a)	591		83,910
Synopsys, Inc. (a)	342		98,493
Tenable Holdings, Inc. (a)	3,320		142,096
Tufin Software Technologies Ltd. (a)(b)	5,860		59,010
UiPath, Inc., Class A (a)	388		24,273
Varonis Systems, Inc. (a)	897		54,896
Verint Systems, Inc. (a)	902		38,488
Workday, Inc., Class A (a)	402		94,229
Zendesk, Inc. (a)	464		60,566
Zeta Global Holdings Corporation, Class A (a)	8,424		50,797
Zoom Video Communications, Inc., Class A (a)	158		59,740
Zscaler, Inc. (a)	717		169,147
			7,976,092
Special Purpose Acquisition Companies - 0.01%
Aequi Acquisition Corporation, Class A (a)	1,800		17,532

Specialty Retail - 0.23%
Best Buy Company, Inc.	181		20,335
Carvana Company (a)	29		9,789
Citi Trends, Inc. (a)	567		45,218
Dick's Sporting Goods, Inc.	367		38,220
Foot Locker, Inc.	1,845		105,276
The Home Depot, Inc.	94		30,850
Lithia Motors, Inc.	469		176,916
RH (a)	14		9,297
The TJX Companies, Inc.	758		52,158
Tractor Supply Company	133		24,064
			512,123
Technology Hardware, Storage & Peripherals - 0.49%
3D Systems Corporation (a)	856		23,574
Apple, Inc. (h)	454		66,221
Dell Technologies, Inc., Class C (a)	873		84,349
NCR Corporation (a)	6,395		283,938
NetApp, Inc.	5,479		436,074
Pure Storage, Inc., Class A (a)	8,638		168,614
Turtle Beach Corporation (a)	277		8,559
Western Digital Corporation (a)	342		22,206
			1,093,535
Textiles, Apparel & Luxury Goods - 0.05%
Capri Holdings Ltd. (a)(b)	357		20,103
Nike, Inc., Class B (h)	294		49,248
Tapestry, Inc. (a)	908		38,408
			107,759
Thrifts & Mortgage Finance - 0.17%
Essent Group Ltd.	2,672		120,694
MGIC Investment Corporation	8,438		116,782
Mr. Cooper Group, Inc. (a)	1,960		72,873
PennyMac Financial Services, Inc.	1,281		80,562
			390,911
Trading Companies & Distributors - 0.16%
AerCap Holdings N.V. (a)(b)	2,325		123,225
Fastenal Company	1,576		86,318
Fortress Transportation and Infrastructure Investors LLC	443		12,665
GATX Corporation	236		21,771
Rush Enterprises, Inc., Class A	394		18,514
United Rentals, Inc. (a)(h)	143		47,126
Watsco, Inc.	104		29,374
WESCO International, Inc. (a)	184		19,587
			358,580
Wireless Communication Services - 0.02%
NII Holdings, Inc. (a)(b)(g)	6,235		13,717

Wireless Telecommunication Services - 0.03%
T-Mobile U.S., Inc. (a)	394		56,744

Total Long Common Stocks
(Cost $80,513,866)			82,384,192

LONG WARRANTS - 0.05%
Healthcare Equipment & Supplies - 0.00%
Valeritas Holdings, Inc. (b)(g)	1,688		-
Exercise Price: $12.00, 11/14/2023
Health Care Technology - 0.04%
Multiplan Corporation	614		1,228
Exercise Price: $25.00, 2/13/2025
Sema4 Holdings Corporation	25,899		86,762

Insurance - 0.01%
International General Insurance Holdings Ltd.	29,450		26,210
Exercise Price: $25.00, 3/17/2025
Special Purpose Acquisition Companies - 0.00%
Aequi Acquisition Corporation, Class A (b)	600		570
Exercise Price: $27.00, 11/30/2027
Total Long Warrants			114,770
(Cost $119,937)

LONG EXCHANGE TRADED FUNDS - 39.50%
ARK Innovation ETF	334		40,080
Consumer Staples Select Sector SPDR Fund	1,091		78,017
Energy Select Sector SPDR Fund	1,661		82,037
Industrial Select Sector SPDR Fund	719		74,316
Invesco QQQ Trust Series 1	15,163		5,527,975
Invesco S&P 500 Equal Weight ETF	1,110		169,475
Invesco S&P 500 Low Volatility ETF	1,006		63,438
iShares China Large-Cap ETF	496		20,108
iShares iBoxx $ High Yield Corporate Bond ETF	460,400		40,441,536
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	301,700		41,034,217
iShares MSCI Brazil ETF	496		18,550
iShares Expanded Tech-Software ETF (a)	183		73,782
iShares Russell 2000 ETF (h)	1,375		303,944
iShares U.S. Transportation Average ETF	298		74,679
iShares U.S. Home Construction ETF	897		64,189
iShares U.S. Real Estate ETF	1,077		114,937
ProShares UltraShort 20+ Year Treasury (a)	2,566		44,546
ProShares VIX Short-Term Futures ETF (a)	6,784		168,040
SPDR Gold Shares (a)	59		10,019
SPDR S&P 500 ETF Trust (h)	329		144,270
SPDR S&P Homebuilders ETF	390		29,402
SPDR S&P Retail ETF	411		39,156
U.S. Global Jets ETF	2,311		52,899
United States Oil Fund LP (a)	1,347		68,239
Utilities Select Sector SPDR Fund	294		19,395
VanEck Vectors Gold Miners ETF	992		34,641
VanEck Vectors Semiconductor ETF (h)	40		10,525
Total Long Exchange Traded Funds			88,802,412
(Cost $85,929,815)

LONG PREFERRED STOCKS - 0.17%
Automobiles - 0.17%
Volkswagen AG (b)	1,571		382,651

Total Long Preferred Stocks
(Cost $392,452)			382,651

PURCHASED OPTIONS - 0.07%	Contracts (c)	Notional Amount	Value
Purchased Call Options - 0.04%
Alibaba Group Holding Ltd.
Expiration: August 2021, Exercise Price: $235.00	1	$19,519	47
Apple, Inc.
Expiration: August 2021, Exercise Price: $150.00	10	145,860	1,235
Blucora, Inc.
Expiration: August 2021, Exercise Price: $20.00	10	16,860	75
Bunge Ltd.
Expiration: August 2021, Exercise Price: $80.00	17	131,971	1,657
Caesars Entertainment, Inc. (h)
Expiration: August 2021, Exercise Price: $96.00	7	61,152	1,313
CBOE Volatility Index (h)
Expiration: August 2021, Exercise Price: $22.00	65	1	10,725
Expiration: September 2021, Exercise Price: $22.00	7	12,768	2,380
Clever Leaves Holdings, Inc. (b)(h)
Expiration: August 2021, Exercise Price: $25.00	14	14,182	35
The Clorox Company (h)
Expiration: August 2021, Exercise Price: $185.00	3	54,267	922
Cognizant Technology Solutions Corporation
Expiration: August 2021, Exercise Price: $70.50	10	73,530	3,400
Coty, Inc., Class A
Expiration: August 2021, Exercise Price: $9.50	88	76,824	1,584
Credit Suisse Group AG
Expiration: August 2021, Exercise Price: $11.00	430	432,150	1,075
General Motors Company
Expiration: August 2021, Exercise Price: $58.00	13	73,892	2,119
LiveRamp Holdings, Inc.
Expiration: December 2021, Exercise Price: $50.00	30	120,030	6,000
Merck & Company, Inc.
Expiration: August 2021, Exercise Price: $85.00	2	15,374	9
Molson Coors Beverage Company (h)
Expiration: August 2021, Exercise Price: $50.00	6	29,334	480
Nielsen Holdings plc
Expiration: August 2021, Exercise Price: $25.00	10	23,690	200
Oracle Corporation
Expiration: August 2021, Exercise Price: $90.00	6	52,284	447
ProShares UltraShort 20+ Year Treasury
Expiration: September 2021, Exercise Price: $19.00	20	34,720	570
QUALCOMM, Inc.
Expiration: August 2021, Exercise Price: $145.00	10	149,800	4,975
Expiration: August 2021, Exercise Price: $145.00	5	74,900	3,288
Sanderson Farms, Inc.
Expiration: August 2021, Exercise Price: $170.00	8	149,472	13,640
SAP SE (h)
Expiration: August 2021, Exercise Price: $150.00	6	86,232	450
SPDR S&P Biotech ETF (h)
Expiration: August 2021, Exercise Price: $130.00	1	12,341	113
SPDR S&P Oil & Gas Exploration & Production ETF (h)
Expiration: September 2021, Exercise Price: $90.00	216	1,788,480	52,920
VanEck Vectors Oil Services ETF (h)
Expiration: August 2021, Exercise Price: $230.00	2	38,174	125
The Walt Disney Company
Expiration: August 2021, Exercise Price: $190.00	5	88,010	490
			110,274

Purchased Put Options - 0.03%
AerCap Holdings N.V.
Expiration: August 2021, Exercise Price: $47.50	14	74,200	700
Arista Networks, Inc.
Expiration: August 2021, Exercise Price: $375.00	2	76,078	2,440
Biohaven Pharmaceutical Holding Company Ltd. (h)
Expiration: August 2021, Exercise Price: $110.00	1	12,601	177
Canadian Pacific Railway Ltd.
Expiration: August 2021, Exercise Price: $75.00	7	52,024	1,645
Expiration: August 2021, Exercise Price: $80.00	5	37,160	3,125
Centene Corporation (h)
Expiration: August 2021, Exercise Price: $71.50	1	6,861	345
FedEx Corporation
Expiration: August 2021, Exercise Price: $275.00	10	279,950	4,175
General Electric Company
Expiration: August 2021, Exercise Price: $12.50	35	45,325	351
Invesco QQQ Trust Series 1 (h)
Expiration: August 2021, Exercise Price: $350.00	18	656,226	2,115
Expiration: August 2021, Exercise Price: $355.00	10	364,570	2,865
iShares iBoxx $ Investment Grade Corporate Bond ETF (h)
Expiration: October 2021, Exercise Price: $132.00	20	272,020	1,480
iShares Russell 2000 ETF (h)
Expiration: August 2021, Exercise Price: $220.00	15	331,575	3,330
Expiration: September 2021, Exercise Price: $199.00	12	265,260	3,318
Las Vegas Sands Corporation
Expiration: January 2022, Exercise Price: $60.00	15	63,525	27,713
Nike, Inc., Class B (h)
Expiration: August 2021, Exercise Price: $160.00	21	351,771	1,827
SPDR S&P 500 ETF Trust (h)
Expiration: September 2021, Exercise Price: $410.00	6	263,106	2,946
Starbucks Corporation (h)
Expiration: August 2021, Exercise Price: $124.00	3	36,429	801
Tesla, Inc. (h)
Expiration: August 2021, Exercise Price: $590.00	23	1,580,560	11,213
			70,566
Total Purchased Options			180,840
(Cost $246,505)

	Principal Amount		Value
LONG ESCROW NOTES - 0.04%
Altaba, Inc. (a)(b)(g)	5,796		84,042
Total Long Escrow Notes
(Cost $84,303)			84,042

	Shares
LONG MONEY MARKET FUNDS - 22.60%
Fidelity Investments Money Market Funds Government Portfolio, Class I, 0.01% (f)	50,814,174		50,814,174
Total Long Money Market Funds
(Cost $50,814,174)			50,814,174
Total Long Investments
(Cost $218,133,112) - 99.09%			$222,799,816

SECURITIES SOLD SHORT (e) - (34.52)%
SHORT COMMON STOCKS - (22.75)%
Aerospace & Defense - (0.09)%
The Boeing Company	(718)		(162,612)
Lockheed Martin Corporation	(39)		(14,495)
MTU Aero Engines AG (b)	(79)		(19,783)
			(196,890)
Air Freight & Logistics - (0.18)%
Atlas Air Worldwide Holdings, Inc.	(532)		(35,628)
C.H. Robinson Worldwide, Inc.	(895)		(79,807)
Expeditors International of Washington, Inc.	(2,215)		(284,074)
			(399,509)
Airlines - (0.11)%
Delta Air Lines, Inc.	(1,163)		(46,404)
Ryanair Holdings plc - ADR (b)	(1,379)		(150,366)
United Airlines Holdings, Inc.	(1,084)		(50,644)
			(247,414)
Auto Components - (0.31)%
BorgWarner, Inc.	(667)		(32,670)
Veoneer, Inc. (b)	(21,406)		(670,436)
			(703,106)
Automobiles - (0.09)%
Ford Motor Company	(9,131)		(127,378)
Tesla, Inc.	(111)		(76,279)
			(203,657)
Banks - (1.95)%
Associated Banc-Corp	(9,840)		(194,832)
BOK Financial Corporation	(1,069)		(89,807)
Citigroup, Inc.	(4,763)		(322,074)
Citizens Financial Group, Inc.	(975)		(41,106)
Comerica, Inc.	(4,662)		(320,093)
Cullen/Frost Bankers, Inc.	(1,381)		(148,209)
Fifth Third Bancorp	(7,027)		(255,010)
FinecoBank Banca Fineco S.p.A. (b)	(6,260)		(112,095)
First Citizens BancShares, Inc., Class A	(8)		(6,261)
First Horizon National Corporation	(11,588)		(179,035)
First Republic Bank	(739)		(144,120)
FNB Corporation	(14,089)		(161,460)
Great Western Bancorp, Inc.	(1,836)		(56,549)
Hilltop Holdings, Inc.	(2,274)		(72,040)
KeyCorp	(14,779)		(290,555)
Mitsubishi UFJ Financial Group, Inc. (b)	(31,467)		(166,230)
National Bank of Canada (b)	(3,002)		(229,770)
Old National Bancorp	(4,932)		(79,356)
Regions Financial Corporation	(12,974)		(249,749)
Renasant Corporation	(1,998)		(70,290)
Simmons First National Corporation, Class A	(2,905)		(79,074)
Skandinaviska Enskilda Banken AB (b)	(12,835)		(173,593)
South State Corporation	(1,168)		(80,405)
Svenska Handelsbanken AB (b)	(13,785)		(155,347)
Synovus Financial Corporation	(4,435)		(181,391)
Texas Capital Bancshares, Inc.	(2,683)		(168,975)
Truist Financial Corporation	(5,195)		(282,764)
United Community Banks, Inc.	(2,342)		(67,473)
			(4,377,663)
Beverages - (0.37)%
The Boston Beer Company, Inc., Class A	(152)		(107,920)
Brown-Forman Corporation, Class B	(883)		(62,622)
The Coca-Cola Company	(2,561)		(146,054)
Keurig Dr. Pepper, Inc.	(6,698)		(235,837)
National Beverage Corporation	(5,185)		(235,295)
PepsiCo, Inc.	(329)		(51,637)
			(839,365)
Biotechnology - (0.04)%
Amgen, Inc.	(157)		(37,922)
Amicus Therapeutics, Inc.	(20)		(186)
Biomea Fusion, Inc.	(92)		(1,214)
Centessa Pharmaceuticals plc - ADR	(61)		(1,259)
Cerevel Therapeutics Holdings, Inc.	(20)		(493)
Connect Biopharma Holdings Ltd. - ADR (b)	(178)		(3,918)
Generation Bio Company	(20)		(435)
Immunocore Holdings plc - ADR (b)	(39)		(1,276)
Kodiak Sciences, Inc.	(60)		(5,030)
Krystal Biotech, Inc.	(60)		(3,506)
Moderna, Inc.	(98)		(34,653)
Recursion Pharmaceuticals, Inc., Class A	(40)		(1,214)
Sana Biotechnology, Inc.	(49)		(798)
Talaris Therapeutics, Inc.	(84)		(1,160)
VectivBio Holding AG (b)	(51)		(471)
Verve Therapeutics, Inc.	(77)		(4,576)
Werewolf Therapeutics, Inc.	(59)		(1,028)
			(99,139)
Building Products - (0.37)%
A.O. Smith Corporation	(1,048)		(73,706)
Allegion plc (b)	(197)		(26,910)
American Woodmark Corporation	(239)		(17,746)
Armstrong World Industries, Inc.	(118)		(12,765)
Carrier Global Corporation	(442)		(24,420)
Lennox International, Inc.	(1,874)		(617,352)
Masco Corporation	(751)		(44,842)
Trex Company, Inc.	(87)		(8,448)
			(826,189)
Capital Markets - (0.60)%
Azimut Holding S.p.A. (b)	(2,328)		(59,886)
The Charles Schwab Corporation	(1,800)		(122,310)
Coinbase Global, Inc., Class A	(57)		(13,485)
Deutsche Bank AG (b)	(11,556)		(145,678)
Deutsche Boerse AG (b)	(472)		(78,760)
Julius Baer Group Ltd. (b)	(1,810)		(119,464)
Morgan Stanley	(1,226)		(117,672)
S&P Global, Inc.	(921)		(394,851)
State Street Corporation	(3,300)		(287,562)
			(1,339,668)
Chemicals - (0.16)%
Axalta Coating Systems Ltd.	(607)		(18,271)
Dow, Inc.	(936)		(58,182)
DuPont de Nemours, Inc.	(1,283)		(96,289)
Ecolab, Inc.	(146)		(32,241)
Givaudan S.A., Reg (b)	(8)		(39,930)
PPG Industries, Inc.	(367)		(60,012)
RPM International, Inc.	(473)		(40,957)
The Scotts Miracle-Gro Company	(64)		(11,325)
Tronox Holdings plc (b)	(245)		(4,515)
			(361,722)
Commercial Services & Supplies - (0.07)%
Clean Harbors, Inc.	(675)		(64,125)
Herman Miller, Inc.	(1,964)		(84,747)
			(148,872)
Communications Equipment - (0.07)%
Juniper Networks, Inc.	(5,910)		(166,307)

Consumer Finance - (0.24)%
Credit Acceptance Corporation	(156)		(75,624)
Discover Financial Services	(2,881)		(358,166)
FirstCash, Inc.	(1,347)		(106,682)
			(540,472)
Containers & Packaging - (0.02)%
Amcor plc (b)	(2,243)		(25,929)
Pactiv Evergreen, Inc.	(445)		(6,439)
Sealed Air Corporation	(195)		(11,066)
			(43,434)
Diversified Consumer Services - (0.10)%
2U, Inc.	(104)		(4,514)
Chegg, Inc.	(2,148)		(190,377)
Frontdoor, Inc.	(622)		(30,441)
			(225,332)
Diversified Telecommunication Services - (0.02)%
Verizon Communications, Inc.	(606)		(33,803)

Electrical Equipment - (0.06)%
Bloom Energy Corporation, Class A	(1,773)		(38,651)
Hubbell, Inc.	(311)		(62,343)
Rockwell Automation, Inc.	(128)		(39,350)
Shoals Technologies Group, Inc., Class A	(157)		(4,567)
			(144,911)
Electronic Equipment, Instruments & Components - (0.01)%
II-VI, Inc.	(337)		(23,526)

Energy Equipment & Services - 0.00%
ProPetro Holding Corporation	(428)		(3,231)

Entertainment - (0.34)%
Activision Blizzard, Inc.	(785)		(65,642)
Cinemark Holdings, Inc.	(1)		(15)
Electronic Arts, Inc.	(1,141)		(164,258)
Spotify Technology S.A. (b)	(449)		(102,673)
The Walt Disney Company	(2,388)		(420,336)
			(752,924)
Food & Staples Retailing - (0.20)%
Sysco Corporation	(2,353)		(174,593)
US Foods Holding Corporation	(4,720)		(162,085)
Walmart, Inc.	(835)		(119,029)
			(455,707)
Food Products - (1.15)%
AAK AB (b)	(2,678)		(63,842)
Archer-Daniels-Midland Company	(3,019)		(180,295)
Beyond Meat, Inc.	(1,152)		(141,350)
Campbell Soup Company	(2,145)		(93,779)
Conagra Brands, Inc.	(9,309)		(311,758)
Flowers Foods, Inc.	(12,294)		(289,647)
General Mills, Inc.	(5,814)		(342,212)
The Hain Celestial Group, Inc.	(2,302)		(91,873)
Hormel Foods Corporation	(10,114)		(469,087)
The J.M. Smucker Company	(696)		(91,253)
The Kraft Heinz Company	(5,293)		(203,622)
McCormick & Company, Inc.	(3,000)		(252,510)
Post Holdings, Inc.	(589)		(60,278)
			(2,591,506)
Health Care Equipment & Supplies - (0.09)%
Baxter International, Inc.	(480)		(37,128)
Becton, Dickinson and Company	(231)		(59,078)
Medtronic plc (b)	(390)		(51,211)
Pulse Biosciences, Inc.	(59)		(1,210)
STERIS plc - ADR	(214)		(46,641)
			(195,268)
Health Care Providers & Services - (0.14)%
HCA Holdings, Inc.	(720)		(178,704)
Quest Diagnostics, Inc.	(384)		(54,451)
Signify Health, Inc., Class A	(60)		(1,579)
UnitedHealth Group, Inc.	(216)		(89,040)
			(323,774)
Hotels, Restaurants & Leisure - (0.43)%
Airbnb, Inc., Class A	(31)		(4,464)
Brinker International, Inc.	(202)		(10,977)
Carnival Corporation	(30)		(649)
Chipotle Mexican Grill, Inc.	(63)		(117,397)
Choice Hotels International, Inc.	(805)		(96,520)
Cracker Barrel Old Country Store, Inc.	(166)		(22,606)
DraftKings, Inc., Class A	(210)		(10,185)
F45 Training Holdings, Inc.	(3,179)		(46,858)
Hilton Grand Vacations, Inc.	(3,436)		(139,742)
Hyatt Hotels Corporation, Class A	(254)		(20,287)
Marriott International, Inc., Class A	(311)		(45,400)
Norwegian Cruise Line Holdings Ltd.	(782)		(18,791)
Penn National Gaming, Inc.	(778)		(53,200)
Restaurant Brands International, Inc. (b)	(3,265)		(222,640)
Royal Caribbean Cruises Ltd.	(616)		(47,352)
Starbucks Corporation (h)	(138)		(16,757)
Vail Resorts, Inc.	(179)		(54,631)
Wyndham Hotels & Resorts, Inc.	(516)		(37,183)
			(965,639)
Household Durables - (0.10)%
Helen of Troy Ltd.	(696)		(155,479)
Installed Building Products, Inc.	(367)		(44,040)
Leggett & Platt, Inc.	(337)		(16,186)
MDC Holdings, Inc.	(136)		(7,252)
			(222,957)
Household Products - (0.30)%
Church & Dwight Company, Inc.	(5,001)		(432,987)
Colgate-Palmolive Company	(1,379)		(109,630)
Kimberly-Clark Corporation	(887)		(120,384)
Reynolds Consumer Products, Inc.	(698)		(19,858)
			(682,859)
Industrial Conglomerates - (0.58)%
3M Company	(5,307)		(1,050,468)
General Electric Company	(6,895)		(89,290)
Honeywell International, Inc.	(601)		(140,508)
Roper Technologies, Inc.	(41)		(20,145)
			(1,300,411)
Insurance - (0.57)%
Aon plc, Class A	(1,911)		(496,917)
First American Financial Corporation	(1,150)		(77,406)
Manulife Financial Corporation (b)	(8,147)		(157,507)
Marsh & McLennan Companies, Inc.	(2,823)		(415,602)
Storebrand ASA (b)	(4,912)		(42,175)
Swiss Re AG (b)	(1,052)		(95,375)
			(1,284,982)
Interactive Media & Services - (0.16)%
Angi, Inc.	(3,102)		(35,704)
Facebook, Inc., Class A	(227)		(80,880)
Pinterest, Inc., Class A	(1,157)		(68,147)
Taboola.com Ltd. (b)	(1,768)		(16,548)
Twitter, Inc.	(2,238)		(156,101)
			(357,380)
Internet & Direct Marketing Retail - (0.36)%
Chewy, Inc., Class A	(2,931)		(245,325)
Coupang, Inc. (b)	(1,471)		(53,427)
DoorDash, Inc., Class A	(2,280)		(397,381)
eBay, Inc.	(926)		(63,162)
Etsy, Inc.	(222)		(40,739)
PubMatic, Inc., Class A	(515)		(15,301)
			(815,335)
Internet Software & Services - (0.01)%
Coupa Software, Inc.	(88)		(19,096)

IT Services - (0.49)%
Automatic Data Processing, Inc.	(824)		(172,735)
Broadridge Financial Solutions, Inc.	(1,133)		(196,564)
Fastly, Inc., Class A	(679)		(32,640)
FleetCor Technologies, Inc.	(390)		(100,706)
International Business Machines Corporation	(2,128)		(299,963)
Jack Henry & Associates, Inc.	(399)		(69,462)
Paychex, Inc.	(1,026)		(116,779)
Snowflake, Inc., Class A	(390)		(103,631)
			(1,092,480)
Leisure Products - (0.05)%
Peloton Interactive, Inc., Class A	(912)		(107,662)

Life Sciences Tools & Services - (0.04)%
Evotec S.E. (b)	(18)		(746)
ICON plc (b)	(121)		(29,436)
Thermo Fisher Scientific, Inc.	(117)		(63,181)
			(93,363)
Machinery - (0.39)%
Allison Transmission Holdings, Inc.	(26)		(1,038)
Caterpillar, Inc.	(289)		(59,751)
Colfax Corporation	(239)		(10,965)
Cummins, Inc.	(78)		(18,104)
Deere & Company	(117)		(42,306)
Donaldson Company, Inc.	(136)		(9,002)
Flowserve Corporation	(645)		(27,148)
IDEX Corporation	(283)		(64,153)
Illinois Tool Works, Inc.	(584)		(132,375)
Kennametal, Inc.	(818)		(29,653)
Lincoln Electric Holdings, Inc.	(396)		(55,214)
PACCAR, Inc.	(355)		(29,461)
Pentair plc (b)	(1,457)		(107,337)
Stanley Black & Decker, Inc.	(187)		(36,848)
The Timken Company	(541)		(43,010)
Trinity Industries, Inc.	(2,855)		(77,399)
Wabtec Corporation	(1,464)		(124,250)
Xylem, Inc.	(97)		(12,207)
			(880,221)
Marine - (0.05)%
AP Moller - Maersk A/S, Class B (b)	(44)		(122,110)

Media - (0.35)%
Charter Communications, Inc., Class A	(875)		(651,044)
Magnite, Inc.	(538)		(16,301)
Omnicom Group, Inc.	(807)		(58,766)
Sinclair Broadcast Group, Inc., Class A	(2,321)		(65,661)
			(791,772)
Metals & Mining - (0.21)%
Alumina Ltd. (b)	(50,857)		(62,367)
Fortescue Metals Group Ltd. (b)	(4,925)		(89,992)
Freeport-McMoRan, Inc.	(2,535)		(96,583)
Lundin Mining Corporation (b)	(1,970)		(17,954)
Nucor Corporation	(591)		(61,476)
Rio Tinto plc - ADR (b)	(1,478)		(127,566)
Turquoise Hill Resources Ltd.	(1,478)		(24,683)
			(480,621)
Multiline Retail - (0.10)%
Nordstrom, Inc.	(609)		(20,158)
Target Corporation	(793)		(207,013)
			(227,171)
Oil, Gas & Consumable Fuels - (1.68)%
APA Corporation	(11,227)		(210,506)
BP plc - ADR (b)	(7,559)		(182,777)
Cabot Oil & Gas Corporation	(68,840)		(1,101,440)
Cameco Corporation (b)	(4,529)		(80,616)
Canadian Natural Resources Ltd. (b)	(2,627)		(86,744)
Cenovus Energy, Inc. (b)	(24,474)		(204,113)
Chevron Corporation	(1,578)		(160,656)
CNX Resources Corporation	(12,071)		(146,059)
Comstock Resources, Inc.	(10,012)		(60,873)
Delek U.S. Holdings, Inc.	(823)		(14,304)
Diamondback Energy, Inc.	(2,307)		(177,939)
EQT Corporation	(8,403)		(154,531)
Hess Corporation	(2,673)		(204,324)
Laredo Petroleum, Inc.	(420)		(23,125)
Murphy Oil Corporation	(9,684)		(210,240)
Pioneer Natural Resources Company	(1,449)		(210,641)
Royal Dutch Shell plc, Class A - ADR (b)	(5,215)		(211,833)
Suncor Energy, Inc. (b)	(7,100)		(139,373)
TotalEnergies SE - ADR (b)	(4,694)		(204,799)
			(3,784,893)
Paper & Forest Products - 0.00%
Louisiana-Pacific Corporation	(195)		(10,811)

Personal Products - (0.17)%
Edgewell Personal Care Company	(2,653)		(108,985)
The Estee Lauder Companies, Inc., Class A	(831)		(277,413)
The Honest Company, Inc.	(295)		(4,239)
			(390,637)
Pharmaceuticals - (0.49)%
AstraZeneca plc - ADR (b)	(16,938)		(969,531)
Aurora Cannabis, Inc. (b)	(2,016)		(14,152)
Canopy Growth Corporation (b)	(601)		(11,365)
Edgewise Therapeutics, Inc.	(42)		(736)
GlaxoSmithKline plc - ADR (b)	(195)		(7,827)
Novartis AG - ADR (b)	(431)		(39,820)
Pfizer, Inc.	(1,223)		(52,357)
Pliant Therapeutics, Inc.	(30)		(606)
Rain Therapeutics, Inc.	(79)		(1,315)
Royalty Pharma plc, Class A	(296)		(11,307)
			(1,109,016)
Professional Services - (0.01)%
Nielsen Holdings plc	(980)		(23,216)

Real Estate Investment Trusts (REITs) - (5.14)%
American Homes 4 Rent, Class A	(4,026)		(169,092)
American Tower Corporation	(74)		(20,927)
Annaly Capital Management, Inc.	(25,603)		(217,369)
Boston Properties, Inc.	(345)		(40,496)
Brandywine Realty Trust	(50,563)		(705,859)
Broadstone Net Lease, Inc.	(19,387)		(504,450)
Camden Property Trust	(5,181)		(773,990)
Douglas Emmett, Inc.	(6,820)		(227,788)
EastGroup Properties, Inc.	(2,436)		(429,272)
Empire State Realty Trust, Inc., Class A	(29,489)		(337,059)
Essential Properties Realty Trust, Inc.	(18,316)		(545,817)
Extra Space Storage, Inc.	(1,769)		(308,054)
Healthcare Realty Trust, Inc.	(10,779)		(343,635)
Healthpeak Properties, Inc.	(13,614)		(503,310)
Host Hotels & Resorts, Inc.	(203)		(3,234)
Hudson Pacific Properties, Inc.	(4,541)		(123,788)
Independence Realty Trust, Inc.	(879)		(16,947)
Kite Realty Group Trust	(22,351)		(450,596)
LTC Properties, Inc.	(12,340)		(467,069)
MGM Growth Properties LLC, Class A	(9,764)		(369,079)
National Health Investors, Inc.	(4,118)		(280,971)
National Retail Properties, Inc.	(16,195)		(791,450)
Omega Healthcare Investors, Inc.	(4,433)		(160,829)
Physicians Realty Trust	(3,253)		(61,644)
Prologis, Inc.	(5,317)		(680,789)
Public Storage	(680)		(212,486)
Regency Centers Corporation	(7,289)		(476,773)
Rexford Industrial Realty, Inc.	(10,786)		(663,555)
SBA Communications Corporation	(50)		(17,049)
SITE Centers Corporation	(8,185)		(129,814)
SL Green Realty Corporation	(3,354)		(249,739)
STORE Capital Corporation	(6,772)		(245,079)
UDR, Inc.	(8,375)		(460,541)
Urban Edge Properties	(12,687)		(241,053)
Washington Real Estate Investment Trust	(7,864)		(191,017)
Welltower, Inc.	(1,106)		(96,067)
Weyerhaeuser Company	(1,177)		(39,700)
			(11,556,387)
Real Estate Management & Development - (0.05)%
Opendoor Technologies, Inc.	(8,028)		(118,975)
Rafael Holdings, Inc., Class B	(20)		(1,012)
			(119,987)
Road & Rail - (0.15)%
Canadian National Railway Company (b)	(1,057)		(114,822)
Covenant Logistics Group, Inc.	(4,560)		(95,805)
CSX Corporation	(290)		(9,373)
J.B. Hunt Transport Services, Inc.	(92)		(15,497)
Ryder System, Inc.	(453)		(34,496)
TFI International, Inc. (b)	(492)		(55,114)
U.S. Xpress Enterprises, Inc., Class A	(467)		(4,077)
			(329,184)
Semiconductors & Semiconductor Equipment - (1.64)%
Advanced Micro Devices, Inc.	(15,916)		(1,690,120)
Analog Devices, Inc.	(4,410)		(738,322)
Intel Corporation	(392)		(21,058)
Lattice Semiconductor Corporation	(691)		(39,214)
Magnachip Semiconductor Corporation (b)	(191)		(3,969)
MKS Instruments, Inc.	(266)		(41,613)
NVIDIA Corporation	(1,582)		(308,474)
Onto Innovation, Inc.	(293)		(20,534)
QUALCOMM, Inc.	(500)		(74,900)
Skyworks Solutions, Inc.	(492)		(90,779)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR (b)	(1,658)		(193,389)
Texas Instruments, Inc.	(2,380)		(453,676)
			(3,676,048)
Software - (1.28)%
AppLovin Corporation, Class A	(49)		(3,012)
Autodesk, Inc.	(637)		(204,560)
Avaya Holdings Corporation	(3,207)		(77,673)
Citrix Systems, Inc.	(148)		(14,911)
Confluent, Inc., Class A	(985)		(38,602)
Datadog, Inc., Class A	(201)		(22,251)
DoubleVerify Holdings, Inc.	(615)		(21,279)
Intuit, Inc.	(257)		(136,202)
JFrog Ltd. (b)	(547)		(23,970)
Materialise N.V. - ADR (b)	(98)		(2,133)
nCino, Inc.	(492)		(31,276)
NortonLifeLock, Inc.	(877)		(21,767)
PagerDuty, Inc.	(969)		(39,332)
Palantir Technologies, Inc., Class A	(18,201)		(395,144)
Qualys, Inc.	(604)		(61,342)
RingCentral, Inc., Class A	(1,479)		(395,292)
Temenos AG, Reg (b)	(511)		(81,172)
The Trade Desk, Inc., Class A	(1,844)		(151,042)
UiPath, Inc., Class A	(1,465)		(91,650)
Unity Software, Inc.	(507)		(54,310)
VMware, Inc., Class A	(3,823)		(587,748)
Zoom Video Communications, Inc., Class A	(1,100)		(415,910)
			(2,870,578)
Specialty Retail - (0.19)%
Asbury Automotive Group, Inc.	(98)		(20,135)
AutoNation, Inc.	(164)		(19,898)
CarMax, Inc.	(451)		(60,411)
The Home Depot, Inc.	(556)		(182,474)
Lowe's Companies, Inc.	(640)		(123,322)
Tractor Supply Company	(1)		(181)
Williams-Sonoma, Inc.	(121)		(18,356)
			(424,777)
Technology Hardware, Storage & Peripherals - (0.32)%
Apple, Inc.	(1,087)		(158,550)
Dell Technologies, Inc., Class C	(1,161)		(112,176)
Diebold Nixdorf, Inc.	(788)		(8,203)
Hewlett Packard Enterprise Company	(12,161)		(176,335)
HP, Inc.	(6,666)		(192,447)
Seagate Technology Holdings plc	(690)		(60,651)
			(708,362)
Thrifts & Mortgage Finance - (0.09)%
New York Community Bancorp, Inc.	(5,910)		(69,620)
Rocket Companies, Inc., Class A	(7,513)		(129,524)
			(199,144)
Trading Companies & Distributors - (0.21)%
Air Lease Corporation	(1,168)		(49,477)
Fastenal Company	(3,648)		(199,801)
MSC Industrial Direct Company, Inc., Class A	(162)		(14,446)
W.W. Grainger, Inc.	(455)		(202,284)
			(466,008)
Wireless Telecommunication Services - (0.36)%
T-Mobile U.S., Inc.	(5,577)		(803,200)

Total Short Common Stocks
Proceeds $(50,411,473)			(51,159,696)

SHORT PREFERRED STOCKS - (0.12)%
Household Products - (0.12)%
Henkel AG & Company KGaA (b)	(2,683)		(272,016)

Total Short Preferred Stocks
Proceeds $(278,618)			(272,016)

SHORT EXCHANGE TRADED FUNDS - (11.65)%
AdvisorShares Pure US Cannabis ETF	(246)		(8,767)
ARK Genomic Revolution ETF	(108)		(9,110)
ARK Innovation ETF	(1,642)		(197,040)
Communication Services Select Sector SPDR Fund	(3,901)		(321,442)
Consumer Discretionary Select Sector SPDR Fund	(833)		(150,298)
Consumer Staples Select Sector SPDR Fund	(14,813)		(1,059,278)
Defiance NextGen SPAC Derived ETF	(69)		(1,617)
ETFMG Alternative Harvest ETF	(5,177)		(92,979)
Financial Select Sector SPDR Fund	(6,135)		(224,050)
First Trust NASDAQ Cybersecurity ETF	(6,528)		(320,133)
Health Care Select Sector SPDR Fund	(3,258)		(430,545)
Industrial Select Sector SPDR Fund	(4,298)		(444,241)
Invesco QQQ Trust Series 1	(20,449)		(7,455,092)
iShares Cohen & Steers REIT ETF	(14,847)		(1,017,168)
iShares MSCI Emerging Markets ETF	(411)		(21,208)
iShares MSCI Eurozone ETF	(1,498)		(74,675)
iShares MSCI France ETF	(1,805)		(69,204)
iShares MSCI Germany ETF	(1,771)		(61,135)
iShares MSCI India ETF	(293)		(13,094)
iShares Nasdaq Biotechnology ETF	(882)		(146,218)
iShares North American Tech-Software ETF	(2,378)		(958,762)
iShares Russell 1000 Growth ETF	(237)		(66,516)
iShares Russell 2000 ETF	(9,461)		(2,091,354)
iShares S&P 500 Value ETF	(2,171)		(323,067)
iShares Transportation Average ETF	(1,089)		(272,903)
iShares U.S. Home Construction ETF	(1,029)		(73,635)
iShares U.S. Medical Devices ETF	(516)		(32,849)
iShares U.S. Real Estate ETF	(8,527)		(910,001)
iShares U.S. Technology ETF	(6,557)		(676,617)
KraneShares CSI China Internet ETF	(99)		(4,996)
Material Select Sector SPDR	(149)		(12,519)
ProShares UltraShort 20+ Year Treasury	(5,740)		(99,646)
SPDR EURO STOXX 50 ETF	(595)		(27,983)
SPDR Gold Shares	(393)		(66,739)
SPDR S&P 500 ETF Trust	(9,277)		(4,068,057)
SPDR S&P Biotech ETF	(1,146)		(141,428)
SPDR S&P Homebuilders ETF	(2,802)		(211,243)
SPDR S&P Metals & Mining ETF	(2,774)		(124,775)
SPDR S&P Retail ETF	(3,114)		(296,671)
SPDR S&P Semiconductor ETF	(1,463)		(279,389)
U.S. Global Jets ETF	(3,395)		(77,712)
United States Natural Gas Fund LP	(4,834)		(66,516)
VanEck Vectors Semiconductor ETF	(4,430)		(1,165,710)
Vanguard Real Estate ETF	(18,957)		(2,014,940)
Total Short Exchange Traded Funds			(26,181,322)
Proceeds $(25,366,582)

Total Securities Sold Short
Proceeds $(76,056,673) - (34.52)%			$(77,613,034)
Total Investments
(Cost $142,076,439) - 64.57%			$145,186,782
Other Assets In Excess Of Liabilities - 35.43% (c)			79,649,364
Net Assets - 100.00%			$224,836,146

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committee as collateral as of July 31, 2021 is $41,034,217.

(e)	Securities sold short are not owned by the Fund and cannot produce income.
(f)	The rate quoated is the annualized seven-day effective yield as of July 31, 2021.
(g)	Level 3 security.
(h)	Held in connection with a written option contract, see Schedule of Written Options for more details.

ADR	- American Depository Receipt
CA	- Canadian
ETF	- Exchange Traded Fund
plc	- Public Limited Company
Reg	- Registered

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global
Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter
(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the "Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Long Closed End Funds	$36,735	$-	$-		$36,735
Long Common Stocks(1)	79,064,362	3,305,910	13,920		82,384,192
Long Warrants	114,770	-	-	(3)	114,770
Long Exchange Traded Funds	88,802,412	-	-		88,802,412
Long Preferred Stocks	-	382,651	-		382,651
Purchased Options	5,770	175,070	-		180,840
Long Escrow Notes	-	84,042	-		84,042
Long Short-Term Investments	50,814,174	-	-		50,814,174
Other Instruments
Futures Contracts(2)	-	4,010,968	-		4,010,968
	$218,838,223	$7,958,641	$13,920		$226,810,784

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Liabilities
Short Common Stocks(1)	$(49,550,934)	$(1,608,762)	$-		$(51,159,696)
Short Exchange Traded Funds	(26,181,322)	-	-		(26,181,322)
Short Preferred Stocks	-	(272,016)	-		(272,016)
Other Instruments
Written Options	(960)	(48,918)	-		(49,878)
Swap Contracts(2)	-	(145,686)	-		(145,686)
	$(75,733,216)	$(2,075,382)	$-		$(77,808,598)

(1) Please refer to the Schedule of Investments to view long and short common stocks segregated by industry type.
(2) Swap contracts and futures contracts contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.
(3) Value of Warrants less than $0.25.

For the period ended July 31, 2021, there were no transfers to Level 3 securities.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
July 31, 2021

	Contracts (a)	Notional Amount	Value

CALL OPTIONS WRITTEN
Alibaba Group Holding Ltd. (b)
Expiration: August 2021, Exercise Price: $255.00	(1)	$(19,519)	$(21)
Apple, Inc.
Expiration: August 2021, Exercise Price: $160.00	(10)	(145,860)	(185)
Arista Networks, Inc.
Expiration: August 2021, Exercise Price: $410.00	(2)	(76,078)	(960)
Caesars Entertainment, Inc.
Expiration: August 2021, Exercise Price: $104.00	(7)	(61,152)	(497)
Clever Leaves Holdings, Inc.
Expiration: August 2021, Exercise Price: $35.00	(14)	(14,182)	(35)
The Clorox Company
Expiration: August 2021, Exercise Price: $195.00	(3)	(54,267)	(270)
Crowdstrike Holdings, Inc.
Expiration: August 2021, Exercise Price: $270.00	(1)	(25,361)	(380)
DoorDash, Inc.
Expiration: August 2021, Exercise Price: $180.00	(2)	(34,858)	(1,580)
Envista Holdings Corporation
Expiration: August 2021, Exercise Price: $45.00	(4)	(17,232)	(330)
General Motors Company
Expiration: August 2021, Exercise Price: $62.50	(13)	(73,892)	(637)
Las Vegas Sands Corporation
Expiration: January 2022, Exercise Price: $80.00	(15)	(63,525)	(262)
Molson Coors Beverage Company
Expiration: August 2021, Exercise Price: $53.00	(6)	(29,334)	(150)
Nike, Inc., Class B
Expiration: August 2021, Exercise Price: $170.00	(16)	(268,016)	(2,832)
Oracle Corporation
Expiration: August 2021, Exercise Price: $100.00	(6)	(52,284)	(57)
QUALCOMM, Inc.
Expiration: August 2021, Exercise Price: $155.00	(5)	(74,900)	(765)
Roblox Corporation
Expiration: August 2021, Exercise Price: $95.00	(6)	(46,188)	(483)
SAP SE
Expiration: August 2021, Exercise Price: $160.00	(6)	(86,232)	(75)
Sciplay Corporation
Expiration: October 2021, Exercise Price: $17.50	(5)	(8,045)	(575)
SPDR S&P Biotech ETF
Expiration: August 2021, Exercise Price: $137.00	(1)	(12,341)	(29)
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: September 2021, Exercise Price: $105.00	(216)	(1,788,480)	(9,180)
Twilio, Inc.
Expiration: August 2021, Exercise Price: $390.00	(1)	(37,359)	(833)
United Rentals, Inc.
Expiration: August 2021, Exercise Price: $330.00	(1)	(32,955)	(1,045)
VanEck Vectors Oil Services ETF
Expiration: August 2021, Exercise Price: $245.00	(4)	(76,348)	(140)
CBOE Volatility Index
Expiration: August 2021, Exercise Price: $32.50	(65)	(118,560)	(3,900)
Expiration: September 2021, Exercise Price: $40.00	(4)	(7,296)	(460)
The Walt Disney Company
Expiration: August 2021, Exercise Price: $210.00	(5)	(88,010)	(87)
			(25,768)
PUT OPTIONS WRITTEN
Biohaven Pharmaceutical Holding Company Ltd.
Expiration: August 2021, Exercise Price: $100.00	(2)	(25,202)	(130)
Expiration: August 2021, Exercise Price: $105.00	(1)	(12,601)	(122)
Bunge Ltd.
Expiration: August 2021, Exercise Price: $67.50	(17)	(131,971)	(255)
Caesars Entertainment, Inc.
Expiration: August 2021, Exercise Price: $85.00	(7)	(61,152)	(2,660)
Centene Corporation
Expiration: August 2021, Exercise Price: $68.50	(2)	(13,722)	(295)
Credit Suisse Group AG
Expiration: August 2021, Exercise Price: $9.00	(98)	(98,490)	(490)
General Motors Company
Expiration: August 2021, Exercise Price: $52.50	(13)	(73,892)	(799)
Invesco QQQ Trust Series 1
Expiration: August 2021, Exercise Price: $340.00	(18)	(656,226)	(1,017)
Expiration: August 2021, Exercise Price: $340.00	(10)	(364,570)	(1,100)
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expiration: October 2021, Exercise Price: $127.00	(20)	(272,020)	(550)
iShares Russell 2000 ETF
Expiration: September 2021, Exercise Price: $177.00	(12)	(265,260)	(1,134)
Nike, Inc., Class B
Expiration: August 2021, Exercise Price: $150.00	(21)	(351,771)	(557)
Oracle Corporation
Expiration: August 2021, Exercise Price: $85.00	(6)	(52,284)	(573)
QUALCOMM, Inc.
Expiration: August 2021, Exercise Price: $140.00	(5)	(74,900)	(400)
salesforce.com, Inc.
Expiration: September 2021, Exercise Price: $230.00	(6)	(145,158)	(3,300)
Sanderson Farms, Inc.
Expiration: August 2021, Exercise Price: $145.00	(8)	(149,472)	(1,920)
SAP SE
Expiration: August 2021, Exercise Price: $140.00	(6)	(86,232)	(840)
SPDR S&P 500 ETF Trust
Expiration: September 2021, Exercise Price: $375.00	(6)	(263,106)	(1,182)
Starbucks Corporation
Expiration: August 2021, Exercise Price: $119.00	(3)	(36,429)	(125)
Tesla Motors, Inc.
Expiration: August 2021, Exercise Price: $520.00	(23)	(1,580,560)	(3,715)
VanEck Vectors Semiconductor ETF
Expiration: August 2021, Exercise Price: $250.00	(4)	(105,256)	(758)
The Walt Disney Company
Expiration: August 2021, Exercise Price: $175.00	(5)	(88,010)	(2,188)
			(24,110)
TOTAL OPTIONS WRITTEN
(Premiums received $101,633)			$(49,878)

(a)100 shares per contract.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
July 31, 2021

									Unrealized
Counterparty	Security	Maturity Date	Pay/Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Upfront Payment	Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Accor S.A.	11/29/2021	Pay	0.600% + 1 Day EONIA(3)	Monthly	5,870	$ 207,741	$ –	$(8,584)
Morgan Stanley	AIB Group plc	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	61,245	150,421	–	(6,241)
Morgan Stanley	Airbus Group S.E.	11/29/2021	Pay	0.600% + 1 Day EONIA(3)	Monthly	3,431	470,628	–	21,309
Morgan Stanley	Banco Santander S.A.	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	66,507	243,626	–	3,585
Morgan Stanley	BNP Paribas S.A.	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	6,172	376,365	–	(8,714)
Morgan Stanley	Coca-Cola HBC AG	4/18/2023	Pay	0.600% + 1 Day SONIA(1)	Monthly	3,881	146,559	–	8,501
Morgan Stanley	Credit Agricole S.A.	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	18,123	252,699	–	(2,797)
Morgan Stanley	Entain plc	2/2/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	2,122	53,509	–	(29,883)
Morgan Stanley	Flutter Entertainment plc	1/9/2023	Pay	0.600% + 1 Day SONIA(1)	Monthly	286	48,844	–	(4,926)
Morgan Stanley	Glencore plc	6/19/2023	Pay	0.600% + 1 Day SONIA(1)	Monthly	14,666	65,868	–	2,412
Morgan Stanley	High Beta Cyclicals	3/22/2023	Pay	0.500% + FED(2)	Monthly	1,320	83,147	–	(399)
Morgan Stanley	HSBC Holdings plc	5/6/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	6,166	34,099	–	44
Morgan Stanley	InterContinental Hotels Group plc	2/1/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	2,371	156,590	–	(5,491)
Morgan Stanley	International Consolidated Airlines Group S.A.	4/18/2023	Pay	0.600% + 1 Day SONIA(1)	Monthly	8,799	20,494	–	(3,511)
Morgan Stanley	Kerry Group plc, Class A	5/3/2023	Pay	0.600% + 1 Day EONIA(3)	Monthly	292	43,266	–	2,718
Morgan Stanley	Legal & General Group plc	5/6/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	87,615	317,384	–	(8,917)
Morgan Stanley	Lloyds Banking Group plc	5/6/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	151,895	96,039	–	268
Morgan Stanley	Meggitt plc	2/2/2022	Pay	0.600% + 1 Day SONIA(1)	Monthly	4,432	28,885	–	(260)
Morgan Stanley	Morgan Stanley Cyclicals vs. Defensives Baskets	7/20/2022	Receive	0.580% Fixed Rate	Monthly	1,140	110,420	–	3,773
Morgan Stanley	Morgan Stanley U.S. Reflationary Pro-Cyclical Basket	3/22/2023	Pay	0.500% + FED(2)	Monthly	363	54,265	–	(9)
Morgan Stanley	MSGWQLYT Basket	3/22/2023	Pay	0.500% + FED(2)	Monthly	993	109,150	–	(1,282)
Morgan Stanley	MSWEJTRD Basket	9/8/2021	Pay	0.420% + 1 Month LIBOR(5)	Monthly	44,500	539,752	–	(3,126)
Morgan Stanley	Poste Italiane S.p.A.	5/6/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	5,354	70,847	–	1,428
Morgan Stanley	Tate & Lyle plc	4/18/2023	Pay	0.600% + 1 Day SONIA(1)	Monthly	5,586	57,306	–	(855)
Morgan Stanley	U.S. Quality Basket	2/8/2022	Pay	0.500% + FED(2)	Monthly	197	16,245	–	(21)

SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	4063 HEDGE	9/8/2021	Receive	(0.400)% + TONAR(4)	Monthly	(30,399)	(272,933)	–	1,509
Morgan Stanley	ABN AMRO Bank	5/6/2022	Receive	(0.500)% + 1 Day EONIA(3)	Monthly	(16,027)	(186,821)	–	10,644
Morgan Stanley	Admiral Group plc	5/6/2022	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(2,326)	(109,877)	–	(8,616)
Morgan Stanley	Adyen N.V.	5/6/2022	Receive	(0.500)% + 1 Day EONIA(3)	Monthly	(15)	(41,100)	–	–
Morgan Stanley	Airbus Group S.E.	11/29/2022	Pay	0.600% + 1 Day EONIA(3)	Monthly	(159)	(21,810)	–	(2,627)
Morgan Stanley	Aviva plc	5/6/2022	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(55,120)	(296,031)	–	12,133
Morgan Stanley	AXA S.A.	5/6/2022	Receive	(0.500)% + 1 Day EONIA(3)	Monthly	(3,829)	(99,160)	–	2,538
Morgan Stanley	Banco Bilbao Vizcaya Argentaria S.A.	5/6/2022	Receive	(0.650)% + 1 Day EONIA(3)	Monthly	(19,141)	(122,531)	–	(366)
Morgan Stanley	Banco de Sabadell S.A.	5/6/2022	Receive	(0.650)% + 1 Day EONIA(3)	Monthly	(227,218)	(157,974)	–	565
Morgan Stanley	Bank of Ireland Group plc	5/6/2022	Receive	(0.500)% + 1 Day EONIA(3)	Monthly	(27,640)	(146,636)	–	5,135
Morgan Stanley	CaixaBank S.A.	5/6/2022	Receive	(0.650)% + 1 Day EONIA(3)	Monthly	(18,119)	(53,812)	–	(1,062)
Morgan Stanley	Flutter Entertainment plc	2/2/2022	Receive	(0.500%) + 1 Day SONIA(1)	Monthly	(57)	(9,735)	–	1,004
Morgan Stanley	Growth vs. Value Basket	2/2/2022	Receive	(0.850)% Fixed Rate	Monthly	(2,266)	(348,783)	–	(855)
Morgan Stanley	High Beta Cyclicals	11/23/2022	Receive	0.500% + FED(2)	Monthly	(1,174)	(72,541)	–	3,543
Morgan Stanley	Hitachi Ltd.	9/8/2021	Receive	(0.400)% + TONAR(4)	Monthly	(38,662)	(417,739)	–	(16,772)
Morgan Stanley	Infotech Basket	2/2/2022	Receive	(0.450)% + FED(2)	Monthly	(1,507)	(308,317)	–	(16,474)
Morgan Stanley	Media Basket	6/30/2022	Receive	(0.400)% + FED(2)	Monthly	(2,351)	(206,230)	–	7,381
Morgan Stanley	Morgan Stanley Cyclicals vs. Defensives Baskets	7/20/2022	Pay	(0.850)% Fixed Rate	Monthly	(546)	(52,886)	–	(1,324)
Morgan Stanley	Morgan Stanley U.S. Growth Long Basket	4/1/2022	Receive	(0.700)% + FED(2)	Monthly	(1,176)	(302,736)	–	(23,205)
Morgan Stanley	U.S. Quality Short Basket	4/29/2022	Receive	(0.750)% + FED(2)	Monthly	(1,110)	(249,117)	–	(2,936)
Morgan Stanley	MSWI0002 Basket	2/9/2022	Receive	(0.450)% + 1 Day EONIA(3)	Monthly	(1,777)	(227,282)	–	(1,235)
Morgan Stanley	Retail Bricks & Mortar Basket	3/22/2023	Receive	(0.350)% + FED(2)	Monthly	(492)	(29,746)	–	(747)
Morgan Stanley	MS Crowd Basket	6/30/2022	Receive	(0.500)% + FED(2)	Monthly	(1,006)	(184,088)	–	(5,623)
Morgan Stanley	High EV Basket	11/23/2022	Receive	(0.500)% + FED(2)	Monthly	(489)	(56,440)	–	(3,224)
Morgan Stanley	NatWest Group plc	5/6/2022	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(27,051)	(75,925)	–	(2,722)
Morgan Stanley	Prudential plc	5/6/2022	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(5,744)	(107,866)	–	2,339
Morgan Stanley	Reckitt Benckiser Group plc	11/16/2022	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(1,801)	(137,777)	–	17,899
Morgan Stanley	SAAS Basket	2/2/2022	Receive	(0.300)% + FED(2)	Monthly	(303)	(210,949)	–	(1,341)
Morgan Stanley	Software Basket	6/30/2022	Receive	(0.400)% + FED(2)	Monthly	(1,905)	(428,987)	–	(60,384)
Morgan Stanley	U.S. Momentum Long Custom Basket	4/1/2022	Receive	(0.400)% + FED(2)	Monthly	(370)	(94,091)	–	(4,072)
Morgan Stanley	U.S. Value Short Basket	2/2/2022	Receive	(0.500)% + FED(2)	Monthly	(237)	(94,913)	–	1,248
Morgan Stanley	Unprofitable Tech Basket	2/2/2022	Receive	(0.250)% + FED(2)	Monthly	(14,156)	(1,185,990)	–	(24,193)
Morgan Stanley	Volkswagen Group Hedged Basket	2/9/2022	Receive	(0.450)% + 1 Day EONIA(3)	Monthly	(3,176)	(423,886)	–	7,132
									$(145,686)
plc - Public Limited Company

(1) Sterling OverNight Index Average
(2) Federal Funds Rate
(3) Euro OverNight Index Average
(4) Bank of Japan Estimate Unsecured Overnight Call Rate
(5) London Interbank Offered Rate

* Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF OPEN FUTURES CONTACTS (Unaudited)
July 31, 2021

				Value and Unrealized
		Number of Contracts		Appreciation
Expiration Date	Description	Purchased	Notional Amount	(Depreciation)
LONG FUTURES CONTRACTS
9/17/2021	E-Mini S&P 500	160	$35,116,000	$1,092,370
9/17/2021	E-Mini Russell 2000	100	11,108,000	(469,362)
9/21/2021	CBT 10-Year U.S. Treasury Bond	308	34,528,959	744,065
9/21/2021	CBT Long Term U.S. Treasury Bond	26	3,854,421	189,558
9/21/2021	CBT Ultra Long Term U.S. Treasury Bond	191	23,335,041	2,454,337
				$4,010,968